CONVERTIBLE SAFE (Narrative) (Details) - Lavie Bio Ltd - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2025	Apr. 21, 2025	Apr. 17, 2025	Aug. 31, 2022	Dec. 31, 2025
Convertible Debt [Line Items]
Amount from redeem SAFE	$ 10,000
Percentage Of Total Shares		12.50%
ICL Group | Multi Year Collaboration Agreement | Reserve of equity component of convertible instruments
Convertible Debt [Line Items]
Discount percentage for conversion				20.00%
Description of conversion of debt to equity				Pursuant to the terms of that agreement, the SAFE amount will automatically be converted during enumerated events, each subject to certain terms and conditions, to include (i) an equity financing (as such term is defined in the agreement), with such SAFE amount converting into equity at a 20% discount rate, or (ii) a liquidity event (as such term is defined in the agreement), with such SAFE amount converting into shares to receive a portion of proceeds due as part of the liquidity event. The price per share for future conversion is capped at a price reflecting a valuation of $130,000 prior to the relevant event. Additionally, ICL is permitted to invest an additional amount prior to, or as part of, the next financing of Lavie, which may result in ICL holding up to a maximum interest of 14.29% in Lavie on a fully diluted share capital basis.
Maximum amount of valuation for conversion				$ 130,000
Maximum percentage of interest acquire through additional Investment on fully diluted share capital basis				14.29%
Conversion valuation				$ 70,000
Convertible SAFE amount				$ 10,000
Fair value of convertible SAFE at initial recognition					$ 10,000
Amount from redeem SAFE		$ 10,000	$ 10,000